Semi-Annual Report

June 30, 2002

The Riverfront Large Company Select Fund
The Riverfront Balanced Fund
The Riverfront Small Company Select Fund
The Riverfront Select Value Fund
The Riverfront U.S. Government Income Fund
The Riverfront U.S. Government Securities Money Market Fund

NOT FDIC INSURED
NO BANK GUARANTEE
MAY LOSE VALUE

[Logo of Riverfront Funds]

Table of Contents

Message From The President	2
Message From The Investment Adviser	4
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	9
Schedules of Portfolio Investments	11
Notes to Financial Statements	20
Financial Highlights	29

Message From The President

Dear Shareholder:

I am pleased to present the Combined Semi-Annual Report to Shareholders for The Riverfront Funds. This report covers the first half of the fiscal year, which is the six-month reporting period from January 1, 2002 through June 30, 2002. Inside you will find commentary from the Fund's investment adviser and the unaudited financial statements, which include the portfolio of investments.

The Financial Markets in Review
Over the course of the first six months of 2002, we have seen heightened levels of volatility as the market adjusts to the changes in performance and expectations of the U.S. economy. The first quarter saw positive returns in the equity market, especially for the smaller capitalized companies. The second quarter saw a retreat in the equity markets across the entire breadth of the market and the emergence of fixed income investment as the market leader. The first half performances of the major equity indexes are as follows: the Standard & Poor's 500 Index ("S&P 500") down 13.16%, the Nasdaq down 24.87% and the Wilshire 5000 Equity Index down 12.36%.* A well-diversified portfolio, including debt and equity investments, continues to be the optimal method to decrease risk and temper volatility in your portfolio. A fund by fund performance review is as follows:

The Riverfront Large Company Select Fund
The fund maintains a portfolio of large company stocks including recognizable names like Wal-Mart, Kohls, Microsoft, General Electric and Pfizer. The fund had a negative return during the first half of the year as the S&P 500 declined 13.16%. The Investor A Shares produced a total return of (16.08)%, or (19.89)% adjusted for the fund's maximum sales charge, through a decline in net asset value (NAV). Investor B Shares produced a total return of (16.44)%, or (19.78)% adjusted for the fund's maximum contingent deferred sales charge, through a decline in NAV. The fund compared favorably to its performance benchmark of the S&P 500 Barra Growth Index,** which was (16.92)%. Fund assets totaled $41.4 million at the end of the reporting period.

The Riverfront Balanced Fund
This fund invests in a classic combination of two key financial markets: stocks and bonds. At the end of the six-month reporting period, 50.30% of the fund's portfolio was invested in stocks, with the remainder invested in bonds and money market securities. Due to difficult market conditions that impacted the stock portion of the portfolio, the fund produced a negative return. Investor A Shares produced a total return of (7.50)% or (11.69)% adjusted for the fund's maximum sales charge. Investor B Shares produced a total return of (7.82)%, or (11.51)% adjusted for the fund's maximum contingent deferred sales charge. The fund was in line with its performance benchmark, the Morningstar Domestic Hybrid Average,** which was (5.55)%. Fund net assets totaled $17.1 million at the end of the reporting period.

The Riverfront Small Company Select Fund
The fund's portfolio of smaller capitalization stocks also was impacted by difficult market conditions and produced negative returns during the six-month reporting period.*** The fund's Investor A Shares produced a total return of (13.86)%, or (17.79)% adjusted for the fund's maximum sales charge. Investor B Shares produced a total return of (13.93)% or (17.38)% adjusted for the fund's maximum contingent deferred sales charge. The funds performance benchmark, the S&P 600 Small Cap Index,† return was (5.68)%. Fund net assets totaled $8.5 million at the end of the reporting period.

* The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Nasdaq index is an unmanaged index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock Market. The Wilshire 5000® Equity Index is a benchmark index made up of all U.S. stocks regularly traded on the three major U.S. exchanges, including the New York stock exchange, American Stock Exchange, and Nasdaq. Investments cannot be made in an index.

** The S&P 500 Barra Growth Index is an unmanaged capitalization-weighted index of stocks in the S&P 500 Index having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Investments cannot be made in an index. Morningstar figures represent the average total returns reported by all mutual funds designated by Morningstar Inc. as falling into the respective categories indicated. They do not reflect sales charges.

*** In return for higher growth potential, small company stocks can be more volatile than large company stocks.

† The S&P 600 Small Cap Index is an unmanaged index representative of the top 600 small capitalization companies in the United States. The S&P 500/Barra Value Index is an unmanaged market capitalization-weighted index of the stocks in the S&P 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. The Lehman Brothers U.S. Intermediate Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government or any agency guaranteed by the U.S. government. Investments cannot be made in an index.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Riverfront Select Value Fund
This fund pursues growth of capital through high-quality stocks that, at the end of the six-month reporting period, included among its holdings well-known names like Exxon Mobil, Disney, Alcoa, Boeing and Wachovia. The fund's holdings were negatively impacted by market conditions that caused stock prices to decline. During the six-month reporting period, Investor A Shares produced a total return of (7.71)%, or (11.90)% adjusted for the fund's maximum sales charge. Investor B Shares produced a total return of (8.11)%, or (11.78)% adjusted for the fund's maximum contingent deferred sales charge. The fund compared favorably to its performance benchmark of the S&P 500 Barra Value Index,† which was (9.46)%, as well as to the S&P 500, which was (13.16)%. Fund net assets totaled $20.6 million at the end of the reporting period.

The Riverfront U.S. Government Income Fund
The fund pursues income through a portfolio that, at the end of the six-month reporting period, invested primarily in U.S. government agency securities, corporate bonds and cash. Investor A Shares provided shareholders with dividends totaling $0.20 per share. As interest rates rose during the reporting period, the NAV of the fund increased by $0.03 per share. As a result, the fund produced a positive total return of 2.29%, or (2.36)% adjusted for the fund's maximum sales charge. Investor B Shares provided shareholders with dividends totaling $0.16 per share and an NAV increase of $0.08 per share. As a result, the share class produced a positive total return of 1.87%, or (2.13)% adjusted for the fund's maximum contingent deferred sales charge. The fund was in line with its performance benchmark of the Lehman Brothers U.S. Intermediate Government Index,† which was up 3.59%. Fund net assets totaled $46.8 million at the end of the reporting period.

The Riverfront U.S. Government Securities Money Market Fund
Designed to provide you with a convenient way to earn daily income on your ready cash, the fund's portfolio of U.S. government money market securities paid dividends totaling $0.006 for Investor A Shares and $0.007 for Institutional shares, while maintaining a stable share value of $1.00.†† The fund's total return for the period .55%, for the Investor A Shares and 0.68% for the Institutional Shares compared with its performance benchmark of the U.S. 30-Day Treasury Bill Index,††† which was up .85%. More than $225.5 million was at work in the fund at the end of the reporting period. The seven day net yield as of June 30, 2002 was 1.05% for the Investor A Shares, and 1.30% for the Institutional Shares.

Thank you for pursuing your goals through The Riverfront Funds. We look forward to keeping you up-to-date on the details of your investment on a regular basis, and providing you with the highest level of service possible.

Sincerely,

/s/ Duane A. Dewey

Duane A. Dewey
President
August 1, 2002

† The S&P 600 Small Cap Index is an unmanaged index representative of the top 600 small capitalization companies in the United States. The S&P 500/Barra Value Index is an unmanaged market capitalization-weighted index of the stocks in the S&P 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. The Lehman Brothers U.S. Intermediate Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government or any agency guaranteed by the U.S. government. Investments cannot be made in an index.

†† An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. Yields quoted for money market funds most closely represents the fund's current earnings. Yields will vary.

††† The U.S. 30-Day Treasury Bill Index is considered to be representative of the U.S. 30-Day Treasury bill market. This index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. Investments cannot be made in an index. The performance of the fund reflects the deduction of fees for these value-added services.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Message From The Investment Adviser

Dear Shareholders:

The first six months of 2002 saw the equity markets experience further declines. Just as evidence that the economy was in a recovery mode, investor confidence was overwhelmed by continued negative news concerning corporate fraud, compensation excesses, war, terrorism and accounting irregularities. Instead of scandal in the White House or celebrity murder trials, television news coverage is dominated by Congressional inquiries of senior corporate executives, investment bankers, analysts, and accountants.

Lack of investor confidence has been perpetuated by re-statement of earnings, uncertainty of forecasted earnings and debate over expensing stock options. Additionally, there is general doubt regarding the integrity of those stating or forecasting earnings. This results in a questioning of what valuation to place on earnings per share.

In the face of continued negative stock market returns and high levels of uncertainty, investors have become more adverse to risk. High levels of cash in money market funds are indicative of investors' more cautious attitude. In addition, money flows have generally been out of equity mutual funds and into fixed income funds. This has obviously placed additional pressure on the stock market.

We believe it is important to view bear markets in the proper perspective. Basically, bear markets serve to correct previous excesses creating a market which is either fairly valued, or possibly even undervalued. The magnitude of the correction depends to a large extent on how excessive the overvaluation was. In the late 1990's the overvaluation was rather extreme. Thus, it is not unreasonable to expect that the correction may also be severe.

The stock market decline experienced since 2001 has not been just a bear, it has been an angry bear. We, therefore, are beginning to see some signs of a bottoming process. The S&P 500 declined 13.16% in the first six months of 2002 and 17.99% in the last year. In fact, most major indices are down this much or more during the same periods. In addition, the S&P 500 is also down almost 50% from its peak in March 2000.

Our view that the market is in a bottoming process is based on several factors. First, the number of stocks declining has broadened from a few sectors to virtually all sectors. Second, those sectors which initially led the decline have begun to stabilize and may attract the interest of strategic or opportunistic "value" buyers. Furthermore, bear market bottoms typically occur when the news headlines are decidedly negative and hopes of any good news are slim.

In addition to some of the usual signs of a bottoming process, there are more fundamental reasons to begin being a bit more optimistic about the outlook for stocks. The first important reason is that evidence of the economic recovery continues to mount. This recovery is not robust, but it still appears solid. Employment seems to have turned the corner and is beginning to expand. Finally, in terms of valuation levels, the major broad market indexes are down and earnings outlooks for next year are becoming more positive.

We expect volatility to continue, but believe many individual stocks are beginning to look attractive for long term investors. How and when investor confidence will improve is difficult to predict. However, as experienced followers of bear markets know, investor psychology may change suddenly and without warning. Our strategy continues to emphasize good quality companies with reasonable valuations and a long-term investment mindset. With those ingredients, we believe investors can be rewarded over the next several years.

We thank you for your continued support of the Riverfront Fund Family.

/s/ J. Donald Raines

J. Donald Raines
Chief Investment Officer

Statements of Assets and Liabilities

For the Six Months Ended June 30, 2002 (Unaudited)

	Large Company Select Fund	Balanced Fund	Small Company Select Fund
Assets:
Investments, at value (Cost $45,185,918, $17,080,366, $8,444,533, respectively)	$40,633,307	$16,992,840	$8,296,390
Cash	--	8,080	--
Interest and dividends receivable	17,404	117,321	3,937
Receivable for capital shares issued	2,558	505	--
Receivable for investments sold	801,771	--	431,053
Prepaid expenses and other assets	17,662	12,397	12,178

Total Assets	41,472,702	17,131,143	8,743,558

Liabilities:
Payable for capital shares redeemed	5,528	47,425	--
Payable for securities purchased	--	--	238,714
Accrued expenses and other payables:
Investment advisory fees	28,199	11,471	5,892
Administration fees	6,112	2,465	1,246
Custodian and accounting fees	5,292	2,444	453
Distribution fees	9,958	9,518	1,300
Transfer agent fees	8,080	3,676	6,638
Audit and legal fees	--	304	--
Other	8,467	2,403	3,002

Total Liabilities	71,636	79,706	257,245

Net Assets:
Capital	63,556,405	20,865,451	15,763,129
Net unrealized (depreciation) on investments	(4,552,611)	(87,527)	(148,144)
Accumulated net realized (losses) and distributions in excess of realized gains	(17,602,728)	(3,726,487)	(7,128,672)

Net Assets	$41,401,066	$17,051,437	$8,486,313

Net assets
Investor A Shares	$29,168,413	$7,563,883	$7,775,287
Investor B Shares	12,232,653	9,487,554	711,026

Total	$41,401,066	$17,051,437	$8,486,313

Shares of capital stock
Investor A Shares	3,854,413	809,192	2,050,502
Investor B Shares	1,694,554	970,617	185,750

Total	5,548,967	1,779,809	2,236,252

Net asset value
Investor A Shares--redemption price per share	$7.57	$9.35	$3.79
Investor B Shares--offering price per share*	7.22	9.77	3.83

Maximum sales charge (Investor A)	4.50%	4.50%	4.50%

Maximum offering price per share (100%/(100%--maximum sales charge) of net asset value adjusted to nearest cent) (Investor A)	$7.93	$9.79	$3.97

*Redemption price of Investor B shares varies based on length of time shares are held.
See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

For the Six Months Ended June 30, 2002 (Unaudited)

	Select Value Fund	U.S. Government Income Fund	U.S. Government Securities Money Market Fund
Assets:
Investments, at value (Cost $21,994,449, $45,888,497, and $201,569,846 respectively)	$20,541,099	$46,435,492	$201,569,846
Repurchase agreements (Cost $0, $0, and $24,242,000 respectively)	--	--	24,242,000

Total investments	20,541,099	46,435,492	225,811,846
Cash	--	--	448
Interest and dividends receivable	30,525	412,662	3,737
Receivable for capital shares issued	21,877	157,723	--
Prepaid expenses and other assets	8,969	15,701	21,663

Total Assets	20,602,470	47,021,578	225,837,694

Liabilities:
Dividends payable	--	--	205,240
Payable for capital shares redeemed	4,038	125,420	--
Accrued expenses and other payables:
Investment advisory fees	14,856	15,477	27,846
Administration fees	2,869	6,537	30,480
Custodian and accounting fees	2,492	2,520	9,604
Distribution fees	6,023	11,246	38,126
Transfer agent fees	1,153	2,128	--
Audit and legal fees	4,795	--	--
Other	17,339	4,198	11,559

Total Liabilities	53,565	167,526	322,855

Net Assets:
Capital	32,190,039	46,030,170	225,514,842
Accumulated undistributed net investment income	--	9,319	--
Net unrealized appreciation/(depreciation) on investments	(1,453,351)	546,994	--
Accumulated net realized gains (losses) and distributions in excess of realized gains	(10,187,783)	267,569	(3)

Net Assets	$20,548,905	$46,854,052	$225,514,839

Net assets
Investor A Shares	$15,467,887	$44,197,256	$174,388,297
Investor B/Institutional Shares	5,081,018	2,656,796	51,126,542

Total	$20,548,905	$46,854,052	$225,514,839

Shares of capital stock
Investor A Shares	1,901,420	4,563,082	174,388,297
Investor B/Institutional Shares	622,484	236,466	51,126,542

Total	2,523,904	4,799,548	225,514,839

Net asset value
Investor A Shares--redemption price per share	$8.13	$9.69	$1.00
Investor B/Institutional Shares--offering price per share*	8.16	11.24	1.00

Maximum sales charge (Investor A)	4.50%	4.50%	N/A

Maximum offering price per share (100%/(100%--maximum sales charge) of net asset value adjusted to nearest cent) (Investor A) (a)	$8.51	$10.15	$1.00

* Redemption price of Investor B shares varies based on length of time shares are held.
(a) Offering price and redemption price are the same for the U.S. Government Securities Money Market Fund.
N/A Not applicable
See Notes which are an integral part of the Financial Statements

Statements of Operations

For the Six Months Ended June 30, 2002 (Unaudited)

	Large Company Select Fund	Balanced Fund	Small Company Select Fund
Investment Income:
Interest income	$1,274	$156,920	$--
Dividend income	220,859	75,343	19,816

Total Income	222,133	232,263	19,816

Expenses:
Investment advisory fees	191,522	86,024	39,682
Administration fees	40,698	16,249	8,432
Distribution services fee (Investor A Shares)	42,091	10,458	11,286
Distribution services and shareholder service fees (Investor B Shares)	71,037	53,749	4,457
Custodian and accounting fees	37,583	16,039	9,290
Audit and legal fees	13,482	4,180	2,710
Trustees' fees and expenses	10,317	4,172	2,927
Transfer agent fees	50,645	23,508	31,996
Registration and filing fees	--	29	--
State Registration fees	16,414	16,987	17,193
Printing costs	12,752	2,744	1,811
Other	1,268	953	713

Gross Expenses	487,809	235,092	130,497
Less: Fee waivers
Investment advisory fees	--	(9,557)	--
Net Expenses	487,809	225,535	130,497

Net Investment Income (Loss)	(265,676)	6,728	(110,681)

Realized/Unrealized (Losses) from Investments:
Net realized (losses) from investment transactions	(5,873,014)	(714,880)	(1,991,798)
Net change in unrealized appreciation/(depreciation) from investments	(2,067,359)	(807,762)	678,912

Net realized/unrealized gains from investments	(7,940,373)	(1,522,642)	(1,312,886)

Change in net assets resulting from operations	$(8,206,049)	$(1,515,914)	$(1,423,567)

See Notes which are an integral part of the Financial Statements

Statements of Operations

For the Six Months Ended June 30, 2002 (Unaudited)

	Select Value Fund	U.S. Government Income Fund	U.S. Government Securities Money Market Fund
Investment Income:
Interest income	$1,310	$1,233,285	$2,123,459
Dividend income	225,875	16,473	3,930

Total Income	227,185	1,249,758	2,127,389

Expenses:
Investment advisory fees	109,847	93,650	166,922
Administration fees	19,657	39,801	184,941
Distribution services fee (Investor A)	21,884	55,947	246,630
Distribution services and shareholder service fees (Investor B)	28,093	10,334	650
Custodian and accounting fees	18,826	28,366	57,189
Audit and legal fees	3,760	8,576	32,609
Trustees' fees and expenses	4,756	6,917	26,616
Transfer agent fees	29,357	20,292	24,310
Registration and filing fees	21	205	818
State Registration fees	14,536	17,418	19,866
Printing costs	--	2,498	12,924
Other	1,075	443	1,096

Gross Expenses	251,812	284,447	774,571
Less: Fee Waivers
Investment advisory fees	(11,562)	--	--
Net Expenses	240,250	284,447	774,571

Net Investment Income	(13,065)	965,311	1,352,818

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(2,938,264)	267,567	--
Net change in unrealized appreciation/(depreciation) from investments	1,155,180	(96,747)	--

Net realized/unrealized gains (losses) from investments	(1,783,084)	170,820	--

Change in net assets resulting from operations	$ (1,796,149)	$1,136,131	$1,352,818

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Large Company Select Fund		Balanced Fund		Small Company Select Fund
	Period Ended June 30, 2002*	Year Ended December 31, 2001	Period Ended June 30, 2002*	Year Ended December 31, 2001	Period Ended June 30, 2002*	Year Ended December 31, 2001
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(265,676)	$(717,130)	$6,728	$92,666	$(110,681)	$(277,287)
Net realized gains (losses) from investment transactions	(5,873,014)	(10,736,563)	(714,880)	(2,847,108)	(1,991,798)	(4,828,055)
Net change in unrealized appreciation (depreciation) from investments	(2,067,359)	(12,921,959)	(807,762)	(1,789,008)	678,912	(3,305,657)

Change in net assets resulting from operations	(8,206,049)	(24,375,652)	(1,515,914)	(4,543,450)	(1,423,567)	(8,410,999)

Distributions to Shareholders:
Distributions to Investor A Shareholders:
From net investment income	--	--	(10,177)	(82,308)	--	--
Distributions to Investor B Shareholders:
From net investment income	--	--	--	(11,119)	--	--

Change in net assets from shareholder distributions	--	--	(10,177)	(93,427)	--	--

Capital Transactions:
Proceeds from shares issued	2,536,307	36,934,159	628,823	2,419,506	282,080	1,121,121
Dividends reinvested	--	--	10,042	91,843	--	--
Cost of shares redeemed	(5,890,841)	(53,385,694)	(3,122,672)	(6,357,768)	(1,184,336)	(2,775,479)

Change in net assets from capital transactions	(3,354,534)	(16,451,535)	(2,483,807)	(3,846,419)	(902,256)	(1,654,358)

Change in net assets	(11,560,583)	(40,827,187)	(4,009,898)	(8,483,296)	(2,325,823)	(10,065,357)
Net Assets:
Beginning of year	52,961,649	93,788,836	21,061,335	29,544,631	10,812,136	20,877,493

End of year	$41,401,066	$52,961,649	$17,051,437	$21,061,335	$8,486,313	$10,812,136

Share Transactions:
Issued	307,671	4,013,412	63,234	221,205	67,236	197,196
Reinvested	--	--	1,023	8,387	--	--
Redeemed	(706,262)	(5,713,447)	(310,441)	(581,412)	(288,071)	(521,742)

Change in shares	(398,591)	(1,700,035)	(246,184)	(351,820)	(220,835)	(324,546)

*For the six months ended June 30, 2002 (unaudited).
See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Select Value Fund		U.S. Government Income Fund		U.S. Government Securities Money Market Fund

	Period Ended June 30, 2002*	Year Ended December 31, 2001	Period Ended June 30, 2002*	Year Ended December 31, 2001	Period Ended June 30, 2002*	Year Ended December 31, 2001
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(13,065)	$(130,649)	$965,311	$2,279,663	$1,352,818	$6,789,813
Net realized gains (losses) from investment transactions	(2,938,264)	(2,962,250)	267,567	550,648	--	1,442
Net change in unrealized appreciation (depreciation) from investments	1,155,180	(3,235,526)	(96,747)	625,568	--	--

Change in net assets resulting from operations	(1,796,149)	(6,328,425)	1,136,131	3,455,879	1,352,818	6,791,255

Distributions to Shareholders:
Distributions to Investor A Shareholders:
From net investment income	--	--	(926,709)	(2,222,381)	(1,102,797)	(6,209,514)
From net realized gains from investments	--	--	--	(340,757)	--	--
Distributions to Investor B Shareholders:
From net investment income	--	--	(30,360)	(57,077)	--	--
From net realized gains from investments	--	--	--	(12,434)	--	--
Distributions to Institutional Shareholders:
From net investment income	--	--	--	--	(250,021)	(580,299)

Change in net assets from shareholder distributions	--	--	(957,069)	(2,632,649)	(1,352,818)	(6,789,813)

Capital Transactions:
Proceeds from shares issued	2,116,171	3,712,913	3,784,390	8,241,457	618,774,112	767,894,340
Dividends reinvested	--	--	227,182	738,591	355,566	2,314,626
Cost of shares redeemed	(4,749,189)	(8,064,820)	(4,862,415)	(7,220,906)	(600,542,420)	(726,086,891)

Change in net assets from capital transactions	(2,633,018)	(4,351,907)	(850,843)	1,759,142	18,587,258	44,122,075

Change in net assets	(4,429,167)	(10,680,332)	(671,781)	2,582,372	18,587,258	44,123,517
Net Assets:
Beginning of year	24,978,072	35,658,404	47,525,833	44,943,461	206,927,581	162,804,064

End of year	$20,548,905	$24,978,072	$46,854,052	$47,525,833	$225,514,839	$206,927,581

Share Transactions:
Issued	244,692	374,301	377,830	840,377	618,774,112	767,894,340
Reinvested	--	--	23,313	75,615	355,566	2,314,626
Redeemed	(549,456)	(806,812)	(499,584)	(737,194)	(600,542,420)	(726,086,891)

Change in shares	(304,764)	(432,511)	(98,441)	178,798	18,587,258	44,122,075

*For the six months ended June 30, 2002 (unaudited).
See Notes which are an integral part of the Financial Statements

Schedule of Portfolio Investments

The Riverfront Funds            June 30, 2002 (Unaudited)
Large Company Select Fund

Shares		Market Value
Common Stocks (93.7%)
Aerospace--Defense (3.0%)
11,700	General Dynamics Corp.	$1,244,295

Automotive (1.2%)
31,000	Ford Motor Co.	496,000

Banks (2.7%)
22,000	Wells Fargo & Co.	1,101,320

Computers & Peripherals (7.9%)
52,000	Apple Computer, Inc. (b)	921,440
85,450	Cisco Systems, Inc. (b)	1,192,027
20,000	Dell Computer Corp. (b)	522,800
86,050	EMC Corp-Mass	649,678

		3,285,945

Consumer Goods & Services (2.6%)
26,350	Clorox Co.	1,089,572

Diversified (5.7%)
29,000	General Electric Co.	842,450
13,000	Honeywell International, Inc.	457,990
15,575	Illinois Tool Works	1,073,429

		2,373,869

Electrical Equipment (2.1%)
16,500	Emerson Electric Co.	882,915

Entertainment (1.0%)
21,000	The Walt Disney Co.	396,900

Financial Services (1.1%)
12,500	American Express Co.	454,000

Food--Diversified (5.5%)
31,000	Kellog Co.	1,111,660
18,000	Unilever N V (NY Shares)	1,166,400

		2,278,060

Food--Wholesale (2.4%)
40,000	Supervalu, Inc.	981,200

Independent Power Producer (2.5%)
25,000	Rockwell Automation Inc.	498,500
20,000	Sothern Co.	548,000

		1,046,500

Insurance (7.2%)
14,900	Marsh & McLennan Companies, Inc.	1,439,340
16,625	United Health Group, Inc.	1,522,019

		2,961,359

Medical--Drugs (2.1%)
16,000	Bristol-Myers Squibb	411,200
6,300	Forest & Laboratories Inc. (b)	446,040

		857,240

Medical--HMO's (0.5%)
6,600	Humana Inc. (b)	103,158
1,500	Wellpoint Health Networks (b)	116,715

		219,873

Medical--Hospital (2.8%)
16,000	Tenet Healthcare (b)	1,144,800

Medical--Nursing Home (0.2%)
4,000	Manor Care Inc. (b)	92,000

Medical Supplies (9.3%)
4,000	Boston Scientific Corp. (b)	117,280
19,625	Cardinal Health Inc.	1,205,171
21,200	Johnson & Johnson	1,107,912
20,000	Medtronic, Inc.	857,000
6,400	St. Jude Medical, Inc.	473,216
3,900	Watson Pharmaceutical, Inc. (b)	98,553

		3,859,132

Oil--Integrated Companies (3.9%)
39,375	Exxon Mobil Corp.	1,611,225

Pharmaceuticals (2.9%)
34,300	Pfizer, Inc.	1,200,500

Retails (17.0%)
34,375	Home Depot, Inc.	1,262,594
24,575	Kohl's Corp. (b)	1,722,216
38,975	Kroger Co.	775,602
43,000	Walgreen Co.	1,661,090
29,525	Wal-Mart Stores, Inc.	1,624,170

		7,045,672

Semiconductors (5.5%)
54,550	Intel Corp.	996,629
54,675	Texas Instruments, Inc.	1,295,798

		2,292,427

Software & Computer Services (3.4%)
25,825	Microsoft Corp. (b)	1,397,649

Transportation--Railroad (1.2%)
21,000	Norfolk Southern Corp.	490,980

Total Common Stocks (Identified Cost $43,356,044)		38,803,433

Investment Companies (4.4%)
1,829,874	AIM Institutional Money Market Fund	1,829,874

Total Investment Companies (Identified Cost $1,829,874)		1,829,874

Total Investments (Identified Cost $45,185,918) (a)		$40,633,307

(a) The cost of investments for federal tax purposes amounts to $45,185,918. The net unrealized depreciation of investments on a federal tax basis amounts to $4,552,611, which is comprised of $2,502,087 appreciation and $7,054,698 depreciation at June 30, 2002.
(b) Represents non-income producing securities.
Note: The categories of investments are shown as a percentage of net assets ($41,401,066) at June 30, 2002.

Schedule of Portfolio Investments

The Riverfront Funds            June 30, 2002 (Unaudited)
Balanced Fund

Shares		Market Value
Common Stocks (50.3%)
Aerospace--Defense (2.0%)
3,000	Boeing, Co.	$135,000
2,000	General Dynamics Corp.	212,700

		347,700

Automotive (0.6%)
6,000	Ford Motor Co.	96,000

Banks (8.2%)
5,000	Bank of America Corp.	351,800
2,000	Chartered One Financial Inc.	68,760
4,000	Suntrust Banks, Inc.	270,880
5,500	Union Planters Corp.	178,035
10,000	Wachovia Corp.	381,800
3,000	Wells Fargo & Co.	150,180

		1,401,455

Beverage (1.4%)
5,000	Pepsico, Inc.	241,000

Computers & Peripherals (2.9%)
8,000	Cisco Systems, Inc. (b)	111,600
10,000	Dell Computer Corp. (b)	261,400
15,000	EMC Corp.-Mass	113,250

		486,250

Diversified (3.0%)
400	Enpro Industries Inc. (b)	2,248
5,000	General Electric Co.	145,250
4,000	Illinois Tool Works	275,680
3,000	SYSCO Corp.	81,660

		504,838

Financial Services (1.4%)
4,000	Capital One Financial Corp.	244,200

Food--Diversified (1.1%)
5,000	Kellog Co.	179,300

Food--Wholesale (1.2%)
8,000	Supervalu, Inc.	196,240

Independent Power Producers (0.6%)
7,000	Calpine Corp. (b)	49,210
2,000	Southern, Co.	54,800

		104,010

Insurance (2.6%)
1,000	American International Group	68,230
2,000	Jefferson-Pilot Corp.	94,440
3,000	United Health Group, Inc. (b)	274,650

		437,320

Medical--Drugs (1.1%)
7,000	Bristol-Myers Squibb Co.	179,900

Medical--Hospital (1.7%)
4,000	Tenet Healthcare Corp. (b)	286,200

Medical Supplies (2.6%)
1,000	Cardinal Health Inc.	61,410
3,000	Johnson & Johnson	156,780
3,000	St. Jude Medical, Inc.	221,820

		440,010

Metals & Mining (1.9%)
5,000	Weyerhaeuser Co.	319,250

Oil & Gas Exploration & Production (1.4%)
5,000	Devon Energy Corp.	246,400

Oil--Integrated Companies (2.9%)
3,000	Chevrontexaco Corp.	265,500
3,000	Exxon Mobil Corp.	122,760
2,000	Kerr McGee Corp.	107,100

		495,360

Pharmaceuticals (0.3%)
1,000	Eli Lilly & Co.	56,400

Retail (6.3%)
3,000	Home Depot Inc.	110,190
4,000	Kohl's Corp. (b)	280,320
4,000	Sears Roebuck & Co.	217,200
3,000	Wal-Mart Stores, Inc.	165,030
8,000	Walgreen Co.	309,040

		1,081,780

Semiconductors (1.2%)
5,000	Intel Corp.	91,350
5,000	Texas Instruments, Inc.	118,500

		209,850

Software & Computer Services (2.7%)
2,000	Intuit, Inc. (b)	99,440
5,000	MicroSoft Corp. (b)	270,600
10,000	Oracle Corp. (b)	94,700

		464,740

Telecommunications--Equipment (1.9%)
23,000	Motorola Inc.	331,660

Utilities--Electric (0.5%)
3,000	Alliant Energy Corp.	77,100

Utilities--Telecommunications (0.8%)
20,000	Broadwing, Inc. (b)	52,000
2,000	CenturyTel, Inc.	59,000
7,000	Sprint Corp. -- PCS Group (b)	31,290

		142,290

Total Common Stocks (Identified Cost $8,790,681)		8,569,253

Principal Amount		Market Value
U.S. Government Agencies (39.7%)
Federal National Mortgage Assoc. (24.0%)
$ 600,000	Discount Note, 07/16/02	$599,250
400,000	4.875%, 07/02/04	400,000
2,000,000	5.50%, 07/18/06	2,065,000
1,000,000	5.25%, 08/14/06	1,028,750

		4,093,000

U.S. Treasury Notes (15.7%)
1,000,000	3.00%, 02/29/04	1,005,820
500,000	3.25%, 12/31/03	505,670
1,093,090	3.875%, 01/15/09	1,159,867

		2,671,357

Total U.S. Government Agencies (Identified Cost $6,630,455)		$6,764,357

Shares		Market Value
Investment Companies (9.7%)
822,636	AIM Institutional Money Market Fund	$822,636
836,594	Merrill Lynch Money Market Fund	836,594

Total Investment Companies (Identified Cost $1,659,230)		1,659,230

Total Investments (Identified Cost $17,080,366) (a)		$16,992,840

(a) The cost of investments for federal tax purposes amounts to $17,080,366. The net unrealized depreciation of investments on a federal tax basis amounts to $87,526 which is comprised of $726,956 appreciation and $814,482 depreciation at June 30, 2002.
(b) Represents non-income producing securities.
Note: The categories of investments are shown as a percentage of net assets ($17,051,437) at June 30, 2002.

Schedule of Portfolio Investments

The Riverfront Funds            June 30, 2002 (Unaudited)
Small Company Select Fund

Shares		Market Value
Common Stocks (95.8%)
Aerospace--Defense (2.0%)
5,000	B.E. Aerospace Inc. (b)	$65,900
5,000	Orbital Sciences Corp. (b)	39,850
3,000	Teledyne Technologies, Inc. (b)	61,830

		167,580

Airlines (1.4%)
4,100	Atlantic Coast Airlines (b)	88,970
4,000	Frontier Airlines (b)	32,520

		121,490

Apparel (1.7%)
5,250	Hot Topic Inc. (b)	140,228

Automotive Parts (1.6%)
5,000	Gentex Corp. (b)	137,350

Automotive--Transportation (1.5%)
2,000	Polaris Industries, Inc.	130,000

Banks (4.3%)
3,000	Commerce Bancorp, Inc.	132,600
3,700	Cullen Frost Bankers, Inc.	133,015
3,625	First Midwest Bancorp Inc.	100,703

		366,318

Beverages (3.0%)
1,400	Coors (Adolph) Class B	87,220
5,200	Constellation Brands, Inc. (b)	166,400

		253,620

Biopharmaceuticals (2.1%)
20,000	Allos Therapeutics, Inc. (b)	180,800

Building & Construction (4.9%)
2,000	Elcor Corp.	55,440
3,750	Florida Rock Industry	135,037
350	NVR Inc. (b)	113,050
3,660	Shaw Group, Inc. (b)	112,362

		415,889

Casino Services (0.7%)
1,000	International Game Technology (b)	56,700

Chemicals--Diversified (2.0%)
4,000	Georgia Gulf Corp.	105,760
1,000	OM Group, Inc.	62,000

		167,760

Commercial Services (2.9%)
4,500	Memberworks, Inc. (b)	83,385
2,500	Sourcecorp (b)	66,250
2,000	Startek Inc. (b)	53,480
4,500	Teletech Holding, Inc. (b)	42,930

		246,045

Communication Software (0.5%)
2,500	Inter-Tel Inc.	42,775

Computers & Business (2.2%)
8,000	Adaptec, Inc. (b)	63,120
5,000	Amazon.Com, Inc. (b)	81,250
3,000	Internet Security Systems (b)	39,360

		183,730

Computers & Peripherals (2.3%)
2,000	Kronos Inc. (b)	60,980
5,000	Micros Systems Inc. (b)	138,550

		199,530

Computers & Services (1.6%)
4,500	Factset Research Systems Inc.	133,965

Consulting Services (0.8%)
2,200	Maximus Inc. (b)	69,740

Consumer Goods (2.8%)
1,875	American Italian Pasta Co. -- A Shares (b)	95,606
2,500	Toro Co.	143,350

		238,956

Diagnostic Kits (1.0%)
2,350	Diagnostics Products Group	86,950

Education (1.1%)
4,200	ITT Educational Services, Inc.	91,560

Electrical Equipment (2.4%)
5,500	Benchmark Electronics, Inc. (b)	159,500
2,000	Technitrol, Inc.	46,600

		206,100

Food--Bakeries (1.0%)
3,000	Interstate Bakeries	86,640

Food--Diversified (0.6%)
2,000	International Multifoods Corp.	52,720

Footwear--Retail (1.8%)
5,100	Reebok International LTD (b)	150,450

Insurance (2.7%)
5,000	Hilb, Rogal & Hamilton Co.	226,250

Management Consulting (0.8%)
4,712	Tetra Tech, Inc. (b)	69,266

Medical--HMO (2.7%)
3,000	Coventry Health Care, Inc. (b)	85,500
4,500	Mid Atlantic Medical Services (b)	141,075

		226,575

Medical Laser Systems (0.9%)
2,000	Cymer Inc. (b)	70,080
8,000	LCA-Vision Inc. (b)	8,400

		78,480

Networking Products (0.6%)
5,000	Extreme Networks Inc. (b)	48,850

Oil--Energy (1.7%)
7,000	XTO Energy Inc.	144,200

Oil--Exploration & Production (2.5%)
5,000	Cabot Oil & Gas, Corp. -- Class A	114,250
3,500	Plains Resources, Inc. (b)	93,625

		207,875

Oil--Machine & Equipment (0.8%)
1,900	Carbo Ceramics, Inc.	70,224

Pharmaceuticals (7.9%)
3,800	AdvancePCS (b)	90,972
3,000	Noven Pharmaceuticals, Inc. (b)	76,500
5,000	Respironics Inc. (b)	170,250
3,500	Universal Health Services -- B Shares	171,500
4,000	Varian Medical Systems Inc.	162,200

		671,422

Physical Practice Management (1.2%)
4,500	Orthodontic Center of America (b)	103,230

Printing & Publishing (2.4%)
7,350	Multi Color Corp. (b)	110,177
2,000	Zebra Tech Corp. -- Class A Shares (b)	96,440

		206,617

Power Conversions--Supply Equipment (1.7%)
4,500	Advanced Energy Industries (b)	99,810
2,500	C&D Technologies, Inc.	45,050

		144,860

Radio (1.6%)
3,500	Cox Radio Inc. Class A (b)	84,350
5,000	Spanish Broadcasting System, Inc. (b)	50,000

		134,350

Retail--Furniture (1.5%)
6,000	Pier 1 Imports, Inc.	126,000

Retail--Restaurants (3.1%)
3,000	Jack in the Box Inc. (b)	95,400
3,000	P F Chang's China Bistro Inc. (b)	94,260
2,000	Panera Bread (b)	69,500

		259,160

Retail--Specialty Stores (2.5%)
3,000	Bed Bath & Beyond, Inc. (b)	113,220
3,500	O'Reilly Automotive, Inc. (b)	96,460

		209,680

Security Services (0.7%)
3,000	Kroll, Inc. (b)	62,940

Semiconductors (3.8%)
5,000	Axcelis Technologies, Inc. (b)	57,400
3,000	Cypress Semiconductor, Co. (b)	45,540
5,000	ESS Technology (b)	87,700
3,000	Intersil Corp. -- Class A Shares (b)	64,140
2,000	Novellus Systems, Inc. (b)	68,000

		322,780

Software & Computer Services (3.9%)
7,500	BEA Systems, Inc. (b)	70,575
5,000	Filenet, Corp. (b)	72,500
28,000	Red Hat, Inc. (b)	88,050
5,000	Take-Two Interactive Software (b)	102,950

		334,075

Telecommunications--Equipment (1.2%)
4,000	Electro Scientific Industry Inc. (b)	97,200

Utilities--Electric (1.5%)
7,000	Green Mountain Power Corp.	127,120

Utilities--Gas (1.7%)
4,000	Piedmont Natural Gas Co.	147,920

Utilities--Telecommunications (0.2%)
1,000	Metro One Telecommunications (b)	13,960

Wholesale Distributions (2.0%)
5,000	Expeditors International of Washington, Inc.	165,800

Total Common Stocks (Identified Cost $8,273,873)		8,125,730

Investment Companies (2.0%)
170,660	AIM Institutional Money Market Fund	170,660

Total Investment Companies (Identified Cost $170,660)		170,660

Total Investments (Identified Cost $8,444,533) (a)		$8,296,390

(a) The cost of investments for federal tax purposes amounts to $8,444,533. The net unrealized depreciation of investments on a federal tax basis amounts to $148,143, which is comprised of $950,945 appreciation and $1,099,088 depreciation at June 30, 2002.
(b) Represents non-income producing securities.
Note: The categories of investments are shown as a percentage of net assets ($8,486,313) at June 30, 2002.

Schedule of Portfolio Investments

The Riverfront Funds            June 30, 2002 (Unaudited)
Select Value Fund

Shares		Market Value
Common Stocks (96.3%)
Aerospace--Defense (3.6%)
5,125	Boeing Co.	$230,625
7,900	Goodrich Corp.	215,828
2,300	Northrop Grumman Corp.	287,500

		733,953

Automotive (2.6%)
19,500	Ford Motor Co.	312,000
4,100	General Motors Corp.	219,145

		531,145

Automotive--Parts (1.1%)
2,700	Johnson Controls, Inc.	220,347

Banks (16.8%)
7,500	Bank Of America Corp.	527,700
16,000	Bank One Corp.	615,680
24,500	Citigroup, Inc.	949,375
7,000	Compass Bancshares Inc.	235,200
3,600	Suntrust Banks, Inc.	243,792
7,200	Union Planters Corp.	233,064
17,000	Wachovia Corp.	649,060

		3,453,871

Chemicals (4.5%)
5,000	Air Products & Chemicals Inc.	252,350
7,000	PPG Industries, Inc.	433,300
6,100	Rohm & Haas Co.	246,989

		932,639

Computer & Peripherals (1.8%)
24,000	EMC Corp. Mass	181,200
12,017	Hewlett-Packard Co.	183,620

		364,820

Consumer Goods & Services (1.4%)
5,300	Fortune Brands Inc.	296,482

Diversified (5.4%)
15,000	Honeywell International, Inc.	528,450
3,200	3 M Co.	393,600
14,000	Tyco International Ltd.	189,140

		1,111,190

Entertainment (2.4%)
26,550	The Walt Disney Co.	501,795

Financial Services (3.6%)
8,600	Chartered One Financial Inc.	295,668
7,200	J P Morgan Chase & Co.	244,224
4,700	Merrill Lynch & Co., Inc.	190,350

		730,242

Food (3.7%)
20,650	Archer-Daniels-Midland Co.	264,114
6,825	H J Heinz Co.	280,507
10,000	Sara Lee Corp.	206,400

		751,021

Footwear (1.0%)
3,900	Nike Inc. -- Class B	209,235

Independent Power Producers (0.4%)
12,000	Calpine Corp. (b)	84,360

Insurance (6.1%)
7,200	American International Group	491,256
6,300	AON Corp.	185,724
6,500	John Hancock Financial Services	228,800
7,500	Jefferson-Pilot Corp.	354,150

		1,259,930

Media (1.2%)
5,500	Viacom Inc. -- Class A (b)	244,475

Medical--Drugs (1.0%)
7,750	Bristol-Myers Squibb Co.	199,175

Medical--Hospital (1.4%)
4,100	Tenet Healthcare Corp. (b)	293,355

Metals & Mining (2.9%)
9,700	Alcoa Inc.	321,555
4,400	Weyerhaeuser Co.	280,940

		602,495

Oil & Gas Exploration, Production & Services (5.6%)
13,900	Devon Energy Corp.	684,991
7,000	Kerr-McGee Corp.	374,850
2,000	Schlumberger, Ltd.	93,000

		1,152,841

Oil--Integrated Companies (12.1%)
6,000	Chevrontexaco Corp.	531,000
10,000	Conoco Inc.	278,000
20,150	Enerplus Resources Fund	373,783
23,000	Exxon Mobil Corp.	941,160
6,500	Royal Dutch Petroleum--NY Shares	359,255

		2,483,198

Retail (2.2%)
8,450	Sears Roebuck & Co.	458,835

Semiconductors (0.6%)
5,000	Texas Instruments, Inc.	118,500

Telecommunications--Equipment (1.7%)
64,600	Lucent Technologies Inc. (b)	107,236
16,000	Motorola, Inc.	230,720

		337,956

Tobacco (1.0%)
4,600	Phillip Morris Cos., Inc.	200,928

Tools (1.0%)
5,000	Stanley Works	205,050

Utilities--Energy Products (5.4%)
35,200	AES Corp. (b)	190,784
7,200	Allegheny Energy Inc.	185,400
10,585	Alliant Energy Corp.	272,035
6,600	Duke Energy Corp.	205,260
7,700	PPL Corp.	254,716

		1,108,195

Utilities--Gas (1.3%)
7,300	Piedmont Natural Gas Co.	269,954

Utilities--Telecommunications (4.5%)
14,100	CenturyTel, Inc.	415,950
4,000	SBC Communications, Inc.	122,000
9,800	Verizon Communications Inc.	393,470

		931,420

Total Common Stocks (Identified Cost $21,240,757)		19,787,407

Investment Companies (3.7%)
753,692	AIM Institutional Money Market Fund	753,692

Total Investment Companies (Identified Cost $753,692)		753,692

Total Investments (Identified Cost $21,994,449) (a)		$20,541,099

(a) The cost of investments for federal tax purposes amounts to $21,994,449. The net unrealized depreciation of investments on a federal tax basis amounts to $1,453,350, which is comprised of $1,162,430 appreciation and $2,615,780 depreciation at June 30, 2002.
(b) Represents non-income producing securities.
Note: The categories of investments are shown as a percentage of net assets ($20,548,905) at June 30, 2002.

Schedule of Portfolio Investments

The Riverfront Funds            June 30, 2002 (Unaudited)
U.S. Government Income Fund

Principal Amount		Market Value
Corporate Bonds (26.8%)
Banks (8.8%)
$1,000,000	Citigroup Inc., 4.125%, 06/30/05	$1,002,500
2,000,000	Wachovia Corp., 6.925%, 10/15/03	2,105,000
1,000,000	Wells Fargo Co., 4.875%, 06/12/07	998,750

		4,106,250

Financial Services (9.3%)
1,000,000	American Express, 5.50%, 09/12/06	1,035,000
211,345	Countrywide Home Loans, Inc., Series 1998-11, Class A10, 6.25%, 8/25/28, CMO	211,390
37,159	Countrywide Home Loans, Inc., Series 1998-1, Class AF2, 6.27%, 07/25/25, ABS	37,215
2,000,000	International Lease Finance Corp., 5.625%, 06/01/07	2,027,500
1,000,000	Merrill Lynch & Co., 6.15%, 01/26/06	1,047,500

		4,358,605

Diversified (2.1%)
1,000,000	General Electric Capital Corp., 5.00%, 06/15/07	1,007,500

Medical -- Drugs (4.4%)
2,000,000	Abbott Laboratories, 5.125%, 07/01/04	2,067,500

Oil--Integrated Companies (2.2%)
1,000,000	BP Capital Markets PLC, 4.625%, 05/27/05	1,027,500

Total Corporate Bonds (Identified Cost $12,443,392)		12,567,355

U.S. Government Agencies (70.8%)
Federal Farm Credit Bank (4.3%)
2,000,000	4.375%, 04/15/05	2,047,500

Federal Home Loan Bank (17.5%)
2,000,000	3.375%, 06/15/04	2,013,126
2,000,000	4.375%, 02/15/05	2,045,000
2,000,000	4.625%, 04/15/05	2,055,000
2,000,000	5.375%, 05/15/06	2,091,822

		8,204,948

Federal Home Loan Mortgage Corp. (15.4%)
2,000,000	4.50%, 08/15/04	2,057,500
2,000,000	5.50%, 07/15/06	2,097,500
975,267	6.50%, 01/01/14	1,017,097
836,593	6.50%, 07/01/14	870,953
1,135,988	6.50%, 09/01/14	1,182,643

		7,225,693

Federal National Mortgage Association (27.2%)
2,000,000	3.875%, 03/15/05	2,017,500
1,464,002	5.50%, 04/01/24 Pool #280553	1,442,379
104,056	6.00%, 02/01/03 Pool#335463	105,713
165,125	6.00%, 05/01/03 Pool#347156	167,754
1,575,768	6.00%, 04/01/13 Pool #424320	1,621,970
1,730,133	6.00%, 06/01/14 Pool #323780	1,779,702
2,000,000	6.40%, 05/14/09	2,100,000
826,020	6.50%, 12/25/07	853,850
1,567,960	6.50%, 08/01/14 Pool#252640	1,631,337
956,720	7.50%, 11/01/15 Pool#568022	1,012,325

		12,732,530

Government National Mortgage Association (6.4%)
249,912	7.00%, 11/15/08 Pool #363175	265,820
254,864	7.00%, 01/15/09 Pool #363194	271,102
705,621	7.00%, 02/15/09 Pool #383488	750,577
688,134	7.00%, 07/15/23 Pool #322882	720,876
769,845	7.50%, 12/15/09 Pool #780419	822,079
138,685	8.00%, 5/15/23, Pool #351752	149,252

		2,979,706

Total U.S. Government Agencies (Identified Cost $32,767,345)		33,190,377

Investment Companies (1.5%)
677,760	AIM Institutional Money Market Fund	677,760

Total Investment Companies (Identified Cost $677,760)		677,760

Total Investments (Identified Cost $45,888,497) (a)		$46,435,492

(a) The cost of investments for federal tax purposes amounts to $45,888,497. The net unrealized appreciation of investments on a federal tax basis amounts to $546,995, which is comprised of $558,467 appreciation and $11,472 depreciation at June 30, 2002.
ABS--Asset Backed Security
CMO--Collateralized Mortgage Obligation
Note: The categories of investments are shown as a percentage of net assets ($46,854,052) at June 30, 2002.

Schedule of Portfolio Investments

The Riverfront Funds            June 30, 2002 (Unaudited)
U.S. Government Securities Money Market Fund

Principal Amount		Market Value
U.S. Government Agencies (89.4%)
Federal Agricultural Mortgage Corp. (8.0%)
$6,000,000	Discount Note, 07/30/02	$5,991,542
6,000,000	Discount Note, 08/20/02	5,985,333
6,000,000	Discount Note, 09/13/02	5,978,540

		17,955,415

Federal Home Loan Bank (15.0%)
6,000,000	Discount Note, 07/03/02	5,999,423
4,497,000	Discount Note, 07/19/02	4,493,088
6,000,000	Discount Note, 08/16/02	5,986,737
6,000,000	Discount Note, 08/28/02	5,983,277
5,500,000	Discount Note, 10/01/02	5,475,965
6,000,000	Discount Note, 11/13/02	5,958,375

		33,896,865

Federal Farm Credit Bank (8.0%)
6,000,000	Discount Note, 07/12/02	5,996,810
6,000,000	Discount Note, 07/26/02	5,992,792
6,000,000	Discount Note, 08/26/02	5,984,040

		17,973,642

Federal Home Loan Mortgage Corp. (24.8%)
6,000,000	Discount Note, 07/02/02	5,999,713
6,000,000	Discount Note, 07/11/02	5,997,033
6,000,000	Discount Note, 07/15/02	5,995,917
6,000,000	Discount Note, 07/16/02	5,995,700
6,000,000	Discount Note, 08/15/02	5,986,500
8,000,000	Discount Note, 08/23/02	7,979,271
6,000,000	Discount Note, 09/20/02	5,976,645
6,000,000	Discount Note, 09/25/02	5,975,490
6,000,000	Discount Note, 11/07/02	5,960,440

		55,866,709

Federal National Mortgage Association (33.6%)
6,000,000	Discount Note, 07/08/02	5,997,818
8,000,000	Discount Note, 07/09/02	7,996,978
6,000,000	Discount Note, 07/10/02	5,997,390
6,000,000	Discount Note, 07/17/02	5,995,307
9,000,000	Discount Note, 07/24/02	8,989,496
6,000,000	Discount Note, 07/31/02	5,990,900
6,000,000	Discount Note, 08/05/02	5,989,092
6,000,000	Discount Note, 08/07/02	5,989,147
6,000,000	Discount Note, 08/14/02	5,987,313
5,000,000	Discount Note, 08/21/02	4,985,621
6,000,000	Discount Note, 09/03/02	5,980,800
6,000,000	Discount Note, 09/18/02	5,977,353

		75,877,215

Total U.S. Government Agencies		201,569,846

Repurchase Agreements (10.7%)
24,242,000	Morgan Stanley Dean Witter & Co., 1.85%, dated 06/30/02, due 07/01/02 (Collateralized by U.S. Government Agency Securities)	24,242,000

Total Investments (at amortized cost) (a)		$225,811,846

(a) Also represents cost for Federal tax purposes.
Note: The categories of investments are shown as a percentage of net assets ($225,514,839) at June 30, 2002.

Notes to Financial Statements

The Riverfront Funds            June 30, 2002 (Unaudited)

1. Organization:

The Riverfront Funds, Inc. was organized on March 27, 1990, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Effective December 29, 1998, The Riverfront Funds, Inc., a Maryland corporation, changed its form of organization from that of a Maryland corporation to an Ohio business trust by completing a reorganization with The Riverfront Funds, an Ohio business trust (the "Trust") created for such purpose. The Trust is authorized to issue six series of shares of beneficial interest, without par value, representing interests in different portfolios of securities as follows: The Riverfront Large Company Select Fund, The Riverfront Balanced Fund, The Riverfront Small Company Select Fund, The Riverfront Select Value Fund, The Riverfront U.S. Government Income Fund and The Riverfront U.S. Government Securities Money Market Fund (each, a "Fund"; and collectively, the "Funds").

The investment objective of the Large Company Select Fund is to seek long-term growth of capital with current income as a secondary objective. The investment objective of the Balanced Fund is to seek long-term growth of capital with some current income as a secondary objective. The investment objective of the Small Company Select Fund is to seek capital growth. The investment objective of the Select Value Fund is to achieve long-term growth of capital. The investment objective of the U.S. Government Income Fund is to seek a high level of current income consistent with the preservation of capital by investing primarily in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and in high quality fixed rate and adjustable rate mortgage-backed securities and other asset-backed securities. The investment objective of the U.S. Government Securities Money Market Fund is to seek current income from short-term U.S. Government securities while preserving capital and maintaining liquidity.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value. Sales of shares of the Funds may be made to customers of The Provident Bank ("Provident") and its affiliates, to all accounts of correspondent banks of Provident and to the general public.

The Large Company Select Fund, the Balanced Fund, the Small Company Select Fund, the Select Value Fund and the U.S. Government Income Fund (collectively, "the variable net asset value funds") each offer two share classes: Investor A Shares and Investor B Shares. The U.S. Government Securities Money Market Fund (the "money market fund") also offers two classes of shares: the Investor A Shares and Institutional Shares. Investor A Shares of the variable net asset value funds are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of the Investor B Shares of the variable net asset value funds made within seven years of purchase are subject to varying contingent deferred sales charges in accordance with the Funds' prospectus. Investor B Shares, other than those purchased through reinvestment of dividends, convert automatically to Investor A Shares eight years after the date of their issuance. Investor B Shares purchased through dividend reinvestment are not subject to a contingent deferred sales charge. Institutional Shares have a minimum initial investment of $1,000,000. The Institutional Shares are not subject to an initial sales charge or 12b-1 fee and are designed for institutions, such as banks, fiduciaries, custodians of public funds, savings associations & credit unions. Each share class has identical rights and privileges, except with respect to (i) distribution and shareholder services (12b-1) fees paid by each share class, (ii) voting rights on matters specifically affecting a single share class, and (iii) the exchange privileges.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the money market fund are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market fund may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to an appropriate demand feature, or (b) maintain a dollar-weighted-average fund maturity which exceeds 90 days, in each case calculated in accordance with Rule 2a-7 under the 1940 Act.

Investments in common and preferred stocks, corporate bonds, commercial paper and U.S. government securities of the variable net asset value funds are valued at their market values determined on the basis of the mean of the latest available bid and asked quotations as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time), or closing sale prices on the principal exchange (closing sale prices on the over-the-counter National Market System) in which such securities are normally traded. Municipal bonds are valued by using market quotations or independent services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such investment companies. Other securities for which quotations are not readily available are valued at their fair value as determined in good faith under the supervision of the Trust's Board of Trustees. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

Security Transactions and Related Income:

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains or losses from sales of securities are determined on an identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date.

Repurchase Agreements:

The Funds may enter into repurchase agreements with financial institutions such as banks and broker/dealers which Provident, as investment adviser, deems creditworthy under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Securities subject to repurchase agreements are held by each Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the money market fund. Dividends from net investment income are declared and generally paid monthly for each variable net asset value fund with the exception of the Small Company Select Fund which declares and pays any dividends semiannually. Net investment losses incurred by a Fund are offset against Capital in the accompanying Statements of Assets and Liabilities to the extent that short-term gains are not available in a given year. Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds. Any taxable distributions declared in December and paid in January of the following fiscal year will be taxable to shareholders in the year declared. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Taxes:

It is the Funds' policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders; therefore, no Federal tax provision is required.

As of December 31, 2001, the following Funds had capital loss carryforwards for tax purposes which are available to offset future capital gains, if any:

Large Company Select Fund	$10,258,008	Expires 2009
Balanced Fund	2,967,191	Expires 2009
Small Company Select Fund	2,458,435	Expires 2009
Select Value Fund	4,157,318	Expires 2007
	2,560,458	Expires 2009

	6,717,776	Total

U.S. Government Securities Money Market Fund	3	Expires 2006

Under current tax law, capital losses realized subsequent to October 31 of the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ended December 31, 2002:

Large Company Select Fund	$(416,730)
Balanced Fund	(40,976)
Small Company Select Fund	(2,536,903)
Select Value Fund	(413,347)

Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds, generally on the basis of relative net assets. Fees paid under a Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have a material impact on the Funds.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six month's ended June 30, 2002 are as follows:

	Purchases	Sales
Large Company Select Fund	$17,360,329	$22,735,268
Balanced Fund	6,721,190	11,658,592
Small Company Select Fund	5,231,588	6,537,249
Select Value Fund	13,404,971	16,197,941
U.S. Government Income Fund	64,346,913	63,907,179

4. Capital Share Transactions:

Transactions in capital shares for the Funds were as follows:

	Large Company Select Fund
	Six Months Ended June 30, 2002	Year Ended December 31, 2001
CAPITAL TRANSACTIONS:
Investor A Shares:
Proceeds from shares issued	$2,262,688	$35,780,704
Dividends reinvested	--	--
Shares redeemed	(4,635,398)	(49,422,954)

Change in net assets from Investor A share transactions	$(2,372,710)	$(13,642,250)

Investor B Shares:
Proceeds from shares issued	$273,619	$1,153,455
Dividends reinvested	--	--
Shares redeemed	(1,255,443)	(3,962,740)

Change in net assets from Investor B share transactions	$(981,824)	$(2,809,285)

SHARE TRANSACTIONS:
Investor A Shares:
Issued	274,215	3,897,727
Reinvested	--	--
Redeemed	(549,862)	(5,308,547)

Change in Investor A Shares	(275,647)	(1,410,820)

Investor B Shares:
Issued	33,456	115,685
Reinvested	--	--
Redeemed	(156,400)	(404,900)

Change in Investor B Shares	(122,944)	(289,215)

	Balanced Fund		Small Company Select Fund
	Six Months Ended June 30, 2002	Year Ended December 31, 2001	Six Months Ended June 30, 2002	Year Ended December 31, 2001
CAPITAL TRANSACTIONS:
Investor A Shares:
Proceeds from shares issued	$491,925	$1,749,725	$261,194	$1,033,135
Dividends reinvested	10,042	81,261	--	--
Shares redeemed	(1,386,993)	(2,544,802)	(1,001,672)	(2,459,734)

Change in net assets from Investor A shares transactions	$(885,026)	$(713,816)	$(740,478)	$(1,426,599)

Investor B Shares:
Proceeds from shares issued	$136,898	$669,781	$20,886	$87,986
Dividends reinvested	--	10,582	--	--
Shares redeemed	(1,735,679)	(3,812,966)	(182,664)	(315,745)

Change in net assets from Investor B share transactions	$(1,598,781)	$(3,132,603)	$(161,778)	$(227,759)

SHARE TRANSACTIONS:
Investor A Shares:
Issued	49,778	162,620	62,355	182,940
Reinvested	1,023	7,472	--	--
Redeemed	(141,679)	(242,721)	(244,106)	(460,753)

Change in Investor A Shares	(90,878)	(72,629)	(181,751)	(277,813)

Investor B Shares:
Issued	13,456	58,585	4,881	14,256
Reinvested	--	915	--	--
Redeemed	(168,762)	(338,691)	(43,965)	(60,989)

Change in Investor B Shares	(155,306)	(279,191)	(39,084)	(46,733)

	Select Value Fund		U.S. Government Income Fund
	Six Months Ended June 30, 2002	Year Ended December 31, 2001	Six Months Ended June 30, 2002	Year Ended December 31, 2001
CAPITAL TRANSACTIONS:
Investor A Shares:
Proceeds from shares issued	$1,950,994	$3,541,359	$2,747,849	$7,603,256
Dividends reinvested	--	--	205,999	681,570
Shares redeemed	(4,069,784)	(6,126,909)	(4,496,294)	(6,912,815)

Change in net assets from Investor A share transactions	$(2,118,790)	$(2,585,550	$(1,542,446)	$1,372,011

Investor B Shares:
Proceeds from shares issued	$165,177	$171,554	$1,036,541	$638,201
Dividends reinvested	--	--	21,183	57,021
Shares redeemed	(679,405)	(1,937,911)	(366,121)	(308,091)

Change in net assets from Investor B share transactions	$(514,228)	$(1,766,357)	$691,603	$387,131

SHARE TRANSACTIONS:
Investor A Shares:
Issued	225,394	357,241	285,200	783,625
Reinvested	--	--	21,412	70,497
Redeemed	(471,174)	(610,606)	(466,585)	(709,635)

Change in Investor A Shares	(245,780)	(253,365)	(159,973)	144,487

Investor B Shares:
Issued	19,298	17,060	92,630	56,752
Reinvested	--	--	1,901	5,118
Redeemed	(78,282)	(196,206)	(32,999)	(27,559)

Change in Investor B Shares	(58,984)	(179,146)	61,532	34,311

	U.S. Government Securities Money Market Fund
	Six Months Ended June 30, 2002	Year Ended December 31, 2001
CAPITAL TRANSACTIONS:
Investor A Shares:
Proceeds from shares issued	$566,510,929	$640,695,971
Dividends reinvested	334,659	2,314,626
Shares redeemed	(573,408,607)	(624,864,788)

Change in net assets from Investor A share transactions	$(6,563,019)	$18,145,809

Institutional Shares:
Proceeds from shares issued	$52,263,183	$127,198,369
Dividends reinvested	20,907	--
Shares redeemed	(27,133,813)	(101,222,103)

Change in net assets from Institutional share transactions	$25,150,277	$25,976,266 *

SHARE TRANSACTIONS:
Investor A Shares:
Issued	566,510,929	640,695,971
Reinvested	334,659	2,314,626
Redeemed	(573,408,607)	(624,864,788)

Change in Investor A Shares	(6,563,019)	18,145,809

Institutional Shares:
Issued	52,263,183	127,198,369
Reinvested	20,907	--
Redeemed	(27,133,813)	(101,222,103)

Change in Institutional Shares	25,150,277	25,976,266 *

* Reflects operations for the period from May 2, 2001 (date of initial public investment) to December 31, 2001.

5. Investment Advisory Fee and Other Transactions with Affiliates:

Investment Advisory Fee--Provident Investment Advisors, Inc., the Fund's investment adviser (the "Adviser"), has entered into an Investment Advisory Agreement with the Trust whereby the Adviser supervises and manages the investment and reinvestment of the assets of the Funds. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund as listed on the following page. The Adviser may voluntarily choose to waive any portion of its fee on Large Company Select, Small Company Select, U.S. Government Income, and U.S. Government Securities Money Market Funds. Effective January 5, 2000, the Adviser enacted a contractual waiver for the Investment Advisory Fee for the Balanced Fund and Select Value Fund. The Adviser will limit its fee to 80 basis points for the Balance Fund and 85 basis points for the Select Value Fund.

Fund	Annual Rate
Large Company Select Fund	0.80%
Balanced Fund	0.90%
Small Company Select Fund	0.80%
Select Value Fund	0.95%
Income Fund	0.40%
Money Market Fund	0.15%

Administration--Federated Services Company ("FServ"), under an Agreement for Administrative Services with the Trust, provides the Funds with certain administrative personnel and services. The fee paid to FServ is equal to 0.17% of the average daily net assets of each Fund.

Distribution Services Fee--Edgewood Services, Inc., ("Distributor") is the principal underwriter and distributor of the Trust. The Trust has adopted Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Plans, the Funds will compensate the Distributor from the net assets of the fund to finance activities intended to result in the sale of the Fund's Investor A Shares and Investor B Shares. The Plans provide that the Funds may incur annual distribution expenses up to 0.25% of the average daily net assets of each Fund's Investor A Shares and up to 0.75% of the average daily net assets of each Fund's Investor B Shares to compensate the Distributor. The Distributor does not retain these amounts generally, but uses the fee to compensate investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers, for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals), to promote sales of Shares so that overall Fund assets are maintained or increased.

Shareholder Service Fee--Under the terms of a Shareholder Services Plan, the Funds may pay compensation, in an amount not to exceed 0.25% of the average daily net assets of each Fund's Investor A and B Shares, to banks and other financial institutions including Provident and its affiliates and the Distributor for providing shareholder services and maintaining shareholder accounts. As of December 31, 2001, there were no shareholder servicing agreements entered into on behalf of the Investor A or B Shares of any of the Funds.

Custodian, Fund Accounting and Recordkeeping Fees--Provident serves as custodian and fund accountant to the Funds. Under the terms of the Custodian, Fund Accounting and Recordkeeping Agreement, Provident is entitled to receive fees based on a percentage of the average daily net assets of each Fund.

Transfer and Dividend Disbursing Agent Fees and Expenses--Provident serves as transfer agent and dividend disbursing agent to the Trust. Under the terms of the Master Transfer and Recordkeeping Agreement, Provident is entitled to receive fees based on the number of shareholders of each Fund and to be reimbursed for certain out-of-pocket expenses.

Financial Highlights

The Riverfront Funds

	Large Company Select Fund
	Period Ended June 30, 2002*				Years Ended December 31,
					2001		2000		1999
	Investor A		Investor B		Investor A	Investor B	Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$9.02		$8.64		$12.38	$11.95	$17.59	$17.18	$13.89	$13.69

Income from Investment Operations:
Net investment (loss)	(0.04)		(0.07)		(0.10)	(0.17)	(0.12)	(0.22)	(0.10)	(0.18)
Net realized and unrealized gains (losses) on investments	(1.41)		(1.35)		(3.26)	(3.14)	(3.41)	(3.33)	4.76	4.63

Total from Investment Operations	(1.45)		(1.42)		(3.36)	(3.31)	(3.53)	(3.55)	4.66	4.45

Less Distributions:
Net realized gains	--		--		--	--	(1.68)	(1.68)	(0.96)	(0.96)

Net Asset Value, End of Period	$7.57		$7.22		$9.02	$8.64	$12.38	$11.95	$17.59	$17.18

Total Return (excludes sales/redemption charge)	(16.08)%		(16.44)%		(27.14)%	(27.70)%	(20.09)%	(20.69)%	33.57%	32.52%
Ratios to Average Net Assets:
Expenses	1.82	%(a)	2.57	%(a)	1.69%	2.44%	1.51%	2.26%	1.51%	2.26%
Net investment loss	(0.89	)%(a)	(1.64	)%(a)	(0.83)%	(1.59)%	(0.80)%	(1.55)%	(0.75)%	(1.50)%
Supplementary Data:
Net Assets, end of period (000 omitted)	$29,171		$12,234		$37,261	$15,700	$68,611	$25,177	$81,318	$25,793
Portfolio Turnover (b)	38%		38%		88%	88%	81%	81%	35%	35%

*For the six months ended June 30, 2002 (unaudited).
(a) Annualized.
(b) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
See Notes which are an integral part of the Financial Statements

Financial Highlights

The Riverfront Funds

	Large Company Select Fund
	Year Ended December 31, 1998		From January 2, 1997 through December 31, 1997 (a)
	Investor A	Investor B	Investor A		Investor B
Net Asset Value, Beginning of Period	$11.34	$11.28	$10.00		$10.00

Income from Investment Operations:
Net investment (loss)	(0.05)	(0.10)	(0.00)		(0.04)
Net realized and unrealized gains (losses) on investments	4.47	4.38	2.77		2.72

Total from Investment Operations	4.42	4.28	2.77		2.68

Less Distributions:
Net realized gains	(1.87)	(1.87)	(1.40)		(1.40)
Tax return of capital	--	--	(0.03)		--

Total distributions	(1.87)	(1.87)	(1.43)		(1.40)

Net Asset Value, End of Period	$13.89	$13.69	$11.34		$11.28

Total Return (excludes sales/redemption charge)	39.03%	38.00%	27.93	%(b)	26.97	%(b)
Ratios to Average Net Assets:
Expenses	1.66%	2.41%	1.69	%(d)	2.47	%(d)
Net investment loss	(0.48)%	(1.28)%	0.00	%(d)	(1.10	)%(d)
Supplementary Data:
Net Assets, end of period (000 omitted)	$50,801	$9,416	$33,614		$2,464
Portfolio Turnover (c)	69%	69%	39%		39%

(a) Period from commencement of operations.
(b) Not annualized.
(c) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(d) Annualized.
See Notes which are an integral part of the Financial Statements

Financial Highlights

The Riverfront Funds

	Balanced Fund
	Period Ended June 30, 2002*				Years Ended December 31,
					2001		2000		1999
	Investor A		Investor B		Investor A	Investor B	Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$10.12		$10.61		$12.08	$12.67	$13.40	$13.97	$13.04	$13.56

Income from Investment Operations:
Net investment income	0.03		(0.01)		0.10	0.01	0.18	0.06	0.18	0.07
Net realized and unrealized gains (losses) on Investments	(0.80)		(0.83)		(1.97)	(2.06)	0.01	0.03	1.51	1.56

Total from Investment Operations	(0.77)		(0.84)		(1.87)	(2.05)	0.19	0.09	1.69	1.63

Less Distributions:
Net investment income	--		--		(0.09)	(0.01)	(0.18)	(0.06)	(0.18)	(0.07)
In excess of net investment income	--		--		--	--	--	--	--	--
Net realized gains	--		--		--	--	(1.33)	(1.33)	(1.15)	(1.15)

Total distributions	--		--		(0.09)	(0.01)	(1.51)	(1.39)	(1.33)	(1.22)

Net Asset Value, End of Period	$9.35		$9.77		$10.12	$10.61	$12.08	$12.67	$13.40	$13.97

Total Return (excludes sales/redemption charge)	(7.50)%		(7.82)%		(15.56)%	(16.20)%	1.41%	0.66%	13.15%	12.10%
Ratios to Average Net Assets:
Expenses	1.94	%(a)	2.69	%(a)	1.73%	2.49%	1.53%	2.34%	1.61%	2.42%
Net investment income	0.49	%(a)	(0.26	)%(a)	0.82%	0.05%	1.25%	0.45%	1.32%	0.52%
Expenses (before waivers)**	2.04	%(a)	2.79	%(a)	1.85%	2.59%	1.69%	2.44%	1.77%	2.52%
Net investment income (before waivers)**	0.39	%(a)	(0.36	)%(a)	0.70%	(0.05)%	1.09%	0.35%	1.15%	0.42%
Supplementary Data:
Net Assets, end of period (000 omitted)	$7,564		$9,488		$9,112	$11,949	$11,748	$17,796	$12,962	$17,167
Portfolio Turnover (b)	55%		55%		89%	89%	54%	54%	51%	51%

* For the six months ended June 30, 2002 (unaudited).
** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Annualized.
(b) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
See Notes which are an integral part of the Financial Statements

Financial Highlights

The Riverfront Funds

	Balanced Fund
	Year Ended December 31,
	1998		1997
	Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$12.30	$12.71	$11.69	$12.04

Income from Investment Operations:
Net investment income	0.23	0.11	0.23	0.12
Net realized and unrealized gains on investments	2.84	2.95	1.71	1.77

Total from investment operations	3.07	3.06	1.94	1.89

Less Distributions:
Net investment income	(0.23)	(0.11)	(0.23)	(0.12)
In excess of net investment income	(2.10)	(2.10)	(1.10)	(1.10)

Total distributions	(2.33)	(2.21)	(1.33)	(1.22)

Net Asset Value, End of Period	$13.04	$13.56	$12.30	$12.71

Total Return (excludes sales/redemption charge)	25.29%	24.34%	16.77%	15.82%
Ratios to Average Net Assets:
Expenses	1.69%	2.50%	1.86%	2.72%
Net investment income	1.65%	0.84%	1.80%	0.93%
Expenses (before waivers)*	1.85%	2.60%	2.07%	2.82%
Net investment income (before waivers)*	1.49%	0.74%	1.59%	0.83%
Supplementary Data:
Net Assets, end of period (000 omitted)	$11,247	$13,895	$9,563	$11,483
Portfolio Turnover (a)	118%	118%	102%	102%

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
See Notes which are an integral part of the Financial Statements

Financial Highlights

The Riverfront Funds

	Small Company Select Fund
	Period Ended June 30, 2002*				Years Ended December 31,
					2001		2000		1999
	Investor A		Investor B		Investor A	Investor B	Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$4.40		$4.45		$7.49	$7.63	$11.44	$11.72	$7.89	$8.14

Income from Investment Operations:
Net investment (loss)	(0.05)		(0.07)		(0.11)	(0.16)	(0.13)	(0.20)	(0.14)	(0.20)
Net realized and unrealized gains (losses) on investment	(0.56)		(0.55))		(2.98)	(3.02)	(2.32)	(2.39)	3.85	3.94

Total from investment operations	(0.61)		(0.62))		(3.09)	(3.18)	(2.45)	(2.59)	3.71	3.74

Less Distributions:
Net realized gains	--		--		--	--	(1.50)	(1.50)	(0.16)	(0.16)

Net Asset Value, End of Period	$3.79		$3.83		$4.40	$4.45	$7.49	$7.63	$11.44	$11.72

Total Return (excludes sales/redemption charge)	(13.86)%		(13.93)%		(41.26)%	(41.68)%	(21.08)%	(21.76)%	47.08%	46.01%
Ratios to Average Net Assets:
Expenses	2.56	%(a)	3.31	%(a)	2.23%	2.97%	1.72%	2.45%	1.96%	2.71%
Net investment (loss)	(2.16	)%(a)	(2.91	)%(a)	(1.97)%	(2.71)%	(1.30)%	(2.04)%	(1.62)%	(2.37)%
Supplementary Data:
Net Assets, end of period (000 omitted)	$7,776		$711		$9,811	$1,001	$18,806	$2,072	$23,633	$1,931
Portfolio Turnover (b)	54%		54%		59%	59%	53%	53%	65%	65%

*For the six months ended June 30, 2002 (unaudited).
(a) Annualized.
(b) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
See Notes which are an integral part of the Financial Statements

Financial Highlights

The Riverfront Funds

	Small Company Select Fund
	Years Ended December 31,
	1998		1997
	Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$9.17	$9.49	$9.43	$9.77

Income from Investment Operations:
Net investment (loss)	(0.09)	(0.15)	(0.04)	(0.08)
Net realized and unrealized gains (losses) on investments	(0.01)	(0.02)	1.75	1.77

Total from investment operations	(0.10)	(0.17)	1.71	1.69

Less Distributions:
In excess of net investment income	(1.18)	(1.18)	(1.97)	(1.97)

Net Asset Value, End of Period	$7.89	$8.14	$9.17	$9.49

Total Return (excludes sales/redemption charge)	(2.26)%	(2.96)%	18.79%	17.86%
Ratios to Average Net Assets:
Expenses	1.97%	2.72%	2.11%	2.86%
Net investment (loss)	(1.08)%	(1.88)%	(0.43)%	(1.20)%
Supplementary Data:
Net Assets, end of period (000 omitted)	$19,826	$1,455	$24,312	$1,265
Portfolio Turnover (a)	114%	114%	67%	67%

(a) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued
See Notes which are an integral part of the Financial Statements

Financial Highlights

The Riverfront Funds

	Select Value Fund
	Period Ended June 30, 2002*				Years Ended December 31,
					2001		2000		1999
	Investor A		Investor B		Investor A	Investor B	Investor A	Investor B	Investor A		Investor B
Net Asset Value, Beginning of Period	$8.82		$8.88		$10.89	$11.05	$11.22	$11.47	$10.47		$10.76

Income from Investment Operations:
Net investment income (loss)	--		(0.03)		(0.02)	(0.12)	(0.04)	(0.14)	0.03		(0.07)
Net realized and unrealized gains (losses) on investments	(0.69)		(0.69)		(2.05)	(2.05)	(0.29)	(0.28)	0.75		0.79

Total from investment operations	(0.69)		(0.72)		(2.07)	(2.17)	(0.33)	(0.42)	0.78		0.72

Less Distributions:
Net investment income	--		--		--	--	--	--	(0.00	)(a)	--
Tax return of capital	--		--		--	--	--	--	(0.03)		(0.01)

Total distributions	--		--		--	--	--	--	(0.03)		(0.01)

Net Asset Value, End of Period	$8.13		$8.16		$8.82	$8.88	$10.89	$11.05	$11.22		$11.47

Total Return (excludes sales/redemption charge)	(7.71)%		(8.11)%		(19.01)%	(19.64)%	(2.94)%	(3.66)%	7.44%		6.65%
Ratios to Average Net Assets:
Expenses	1.90	%(b)	2.65	%(b)	1.76%	2.53%	1.71%	2.50%	1.84%		2.63%
Net investment income (loss)	0.07	%(b)	(0.68	)%(b)	(0.23)%	(1.01)%	(0.41)%	(1.21)%	0.22%		(0.50)%
Expenses (before waivers)**	2.00	%(b)	2.75	%(b)	1.87%	2.63%	1.84%	2.60%	1.87%		2.63%
Net investment income (loss) (before waivers)**	(0.03	)%(b)	(0.78	)%(b)	(0.34)%	(1.11)%	(0.54)%	(1.31)%	0.19%		(0.50)%
Supplementary Data:
Net Assets, at end of period (000)	$15,469		$5,082		$18,928	$6,050	$26,152	$9,507	$26,075		$11,574
Portfolio Turnover (c)	60%		60%		35%	35%	43%	43%	128%		128%

* For the six months ended June 30, 2002 (unaudited).
** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Actual Amount $(0.0038).
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
See Notes which are an integral part of the Financial Statements

Financial Highlights

The Riverfront Funds

	Select Value Fund
	Years Ended December 31,
	1998		1997
	Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$11.68	$11.98	$11.92	$12.16

Income from Investment Operations:
Net investment income	0.12	0.03	0.16	0.06
Net realized and unrealized gains on investments	0.25	0.25	3.11	3.17

Total from investment operations	0.37	0.28	3.27	3.23

Less Distributions:
Net investment income	(0.12)	(0.04)	(0.16)	(0.06)
In excess of net investment income	(1.46)	(1.46)	(3.35)	(3.35)

Total distributions	(1.58)	(1.50)	(3.51)	(3.41)

Net Asset Value, End of Period	$10.47	$10.76	$11.68	$11.98

Total Return (excludes sales/redemption charge)	3.37%	2.51%	28.20%	27.19%
Ratios to Average Net Assets:
Expenses	1.76%	2.54%	1.75%	2.55%
Net investment income	1.03%	0.25%	1.21%	0.40%
Expenses (before waivers)*	1.79%	2.54%	1.80%	2.55%
Net investment income (before waivers)*	1.00%	0.25%	1.16%	0.40%
Supplementary Data:
Net Assets, at end of period (000)	$77,144	$16,563	$83,841	$17,563
Portfolio Turnover (a)	129%	129%	157%	157%

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
See Notes which are an integral part of the Financial Statements

Financial Highlights

The Riverfront Funds

	U.S. Government Income Fund
	Period Ended June 30, 2002*				Years Ended December 31,
					2001		2000		1999
	Investor A		Investor B		Investor A	Investor B	Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$9.66		$11.16		$9.48	$10.89	$9.02	$10.28	$9.65	$10.93

Income from Investment Operations:
Net investment income	0.20		0.16		0.47	0.42	0.50	0.49	0.48	0.45
Net realized and unrealized gains (losses) on investments	0.04		0.08		0.24	0.30	0.46	0.53	(0.62)	(0.69)

Total from investment operations	0.24		0.24		0.71	0.72	0.96	1.02	(0.14)	(0.24)

Less Distributions:
Net investment income	(0.20)		(0.16)		(0.47)	(0.38)	(0.50)	(0.41)	(0.49)	(0.41)
Net realized gains	--		--		(0.07)	(0.07)	--	--	--	--

Total distributions	(0.20)		(0.16)		(0.54)	(0.45)	(0.50)	(0.41)	(0.49)	(0.41)

Net Asset Value, End of Period	$9.69		$11.24		$9.65	$11.16	$9.48	$10.89	$9.02	$10.28

Total Return (excludes sales/ redemption charge)	2.29%		1.87%		7.67%	6.75%	11.01%	10.19%	(1.43)%	(2.25)%
Ratios to Average Net Assets:
Expenses	1.18	%(a)	1.93	%(a)	1.10%	1.87%	1.05%	1.86%	1.08%	1.89%
Net investment income	4.16	%(a)	3.39	%(a)	4.84%	4.04%	5.46%	4.66%	5.18%	4.40%
Expenses (before waivers)**	1.18	%(a)	1.93	%(a)	1.12%	1.87%	1.11%	1.86%	1.14%	1.89%
Net investment income (before waivers)**	4.16	%(a)	3.39	%(a)	4.82%	4.04%	5.40%	4.66%	5.12%	4.40%
Supplementary Data:
Net Assets, end of period (000 omitted)	$44,188		$2,656		$45,573	$1,953	$43,412	$1,531	$36,720	$1,554
Portfolio Turnover (b)	141%		141%		65%	65%	69%	69%	74%	74%

* For the six months ended June 30, 2002 (unaudited).
** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Annualized.
(b) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
See Notes which are an integral part of the Financial Statements

Financial Highlights

The Riverfront Funds

	U.S. Government Income Fund
	Year Ended December 31,
	1998		1997
	Investor A	Investor B	Investor A	Investor B
Net Asset Value, Beginning of Period	$9.48	$10.68	$9.43	$10.64

Income from Investment Operations:
Net investment income	0.47	0.44	0.49	0.48
Net realized and unrealized gains (losses) on investments	0.17	0.19	0.14	0.14

Total from investment operations	0.64	0.63	0.63	0.62

Less Distributions:
Net investment income	(0.47)	(0.38)	(0.50)	(0.49)
In excess of net investment income	--	--	(0.08)	(0.09)

Total distributions	(0.47)	(0.38)	(0.58)	(0.58)

Net Asset Value, End of Period	$9.65	$10.93	$9.48	$10.68

Total Return (excludes sales/redemption charge)	6.95%	6.03%	6.94%	6.07%
Ratios to Average Net Assets:
Expenses	1.12%	1.93%	1.14%	1.95%
Net investment income	4.90%	4.09%	5.40%	4.56%
Expenses (before waivers)*	1.18%	1.93%	1.20%	1.95%
Net investment income (before waivers)*	4.84%	4.09%	5.34%	4.56%
Supplementary Data:
Net Assets, end of period (000 omitted)	$43,411	$1,294	$49,017	$1,309
Portfolio Turnover (a)	109%	109%	71%	71%

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
See Notes which are an integral part of the Financial Statements

Financial Highlights

The Riverfront Funds

	U.S. Government Securities Money Market Fund
	Period Ended June 30, 2002*				2001			Years Ended December 31,
	Investor A		Institutional		Investor A	Institutional**		2000	1999	1998	1997
Net Asset Value, Beginning of Year	$1.000		$1.000		$1.000	$1.000		$1.000	$1.000	$1.000	$1.000

Income from Investment Operations:
Net investment income	0.006		0.007		0.035	0.020		0.057	0.045	0.048	0.049

Less Distributions:
Net investment income	(0.006)		(0.007)		(0.035)	(0.020)		(0.057)	(0.045)	(0.048)	(0.049)

Net Asset Value, End of Year	$1.000		$1.000		$1.000	$1.000		$1.000	$1.000	$1.000	$1.000

Total Return	0.55%		0.68%		3.54%	1.97	%(a)	5.85%	4.61%	4.93%	5.02%
Ratios to Average Net Assets:
Expenses	0.75	%(b)	0.49	%(b)	0.66%	0.46	%(b)	0.56%	0.58%	0.66%	0.64%
Net investment income	1.20	%(b)	1.48	%(b)	3.41%	2.95	%(b)	5.68%	4.53%	4.82%	4.90%
Expenses (before waivers)***	0.75	%(b)	0.49	%(b)	0.71%	0.46	%(b)	0.71%	0.73%	0.81%	0.79%
Net investment income (before waivers)***	1.20	%(b)	1.48	%(b)	3.36%	2.95	%(b)	5.53%	4.38%	4.67%	4.75%
Supplementary Data:
Net Assets, end of year (000 omitted)	$174,388		$51,127		$180,951	$25,976		$162,804	$194,528	$188,847	$142,569

* For the six months ended June 30, 2002 (unaudited).
** Reflects operations for the period from May 2, 2001 (date of initial public investment) to December 31, 2001.
*** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Reflects a cumulative total return since inception.
(b) Annualized.
See Notes which are an integral part of the Financial Statements

The Riverfront Funds, Inc.

INVESTMENT ADVISER
Provident Investment Advisors, Inc.
One East Fourth Street
Cincinnati, Ohio 45202

DISTRIBUTOR
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

FOR ADDITIONAL INFORMATION CALL:
The Provident Bank
Mutual Fund Services
1-800-424-2295

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. This report must be preceded or accompanied by the Funds’ prospectus which contains facts concerning its objectives and policies, management fees, expenses and other information.

Cusip 768709602
Cusip 768709701
Cusip 768709404
Cusip 768709800
Cusip 768709842
Cusip 768709834
Cusip 768709107
Cusip 768709867
Cusip 768709859
Cusip 768709305
Cusip 768709875
Cusip 768709826
G02569-01 (8/02)